Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Oct. 31, 2022	Jan. 31, 2022	Dec. 29, 2021	Mar. 01, 2021	Jan. 31, 2021
Leases
Operating lease ROU assets	$ 3,323,390	$ 3,596,317			$ 1,352,483
Current operating lease liabilities, included in current liabilities	378,223	292,699			147,684
Noncurrent operating lease liabilities, included in long-term liabilities	2,992,603	3,339,255			1,218,487
Total operating lease liabilities		3,631,954	$ 2,129,084	$ 328,148	1,366,171
Property and equipment, at cost		1,079,706			951,656
Accumulated depreciation		(405,436)			(260,370)
Property and equipment, net		674,270			691,286
Current obligations of finance lease liabilities, included in current liabilities	180,085	218,039			190,554
Finance leases, net of current obligations, included in long-term liabilities	$ 295,805	376,132			474,743
Total finance lease liabilities		$ 594,171			$ 665,297